Note 3 - Inventories - Components of Inventories (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Finished goods	$ 4,663,978	$ 5,845,973
Work in process	4,165,289	3,321,216
Raw materials	8,010,794	8,632,230
Production supplies	259,706	296,208
Total	$ 17,099,767	$ 18,095,627